Putnam VT Emerging Markets Equity Fund
The fund's portfolio
3/31/25 (Unaudited)

COMMON STOCKS (94.1%)(a)
	Shares	Value
Automobiles (5.2%)
BYD Co., Ltd. Class H (China)	11,000	$557,002
Kia Corp. (South Korea)	4,343	274,689
Mahindra & Mahindra, Ltd. (India)	11,854	367,939

		1,199,630
Banks (19.2%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	126,737	553,461
Al Rajhi Bank (Saudi Arabia)	23,790	645,786
Banco do Brasil SA (Brazil)	78,000	385,322
Bank Central Asia Tbk PT (Indonesia)	622,400	319,469
Bank of China, Ltd. Class H (China)	1,416,000	855,197
CTBC Financial Holding Co., Ltd. (Taiwan)	127,000	152,696
Grupo Financiero Banorte SAB de CV Class O (Mexico)	40,452	280,552
Grupo Financiero Galicia SA ADR (Argentina)(NON)	1,667	90,801
ICICI Bank, Ltd. (India)	58,228	915,229
National Bank of Greece SA (Greece)	27,131	278,852

		4,477,365
Broadline retail (5.0%)
Alibaba Group Holding, Ltd. (China)	32,100	531,126
Alibaba Group Holding, Ltd. ADR (China)	819	108,296
JD.com, Inc. ADR (China)	7,324	301,163
MercadoLibre, Inc. (Brazil)(NON)	113	220,448

		1,161,033
Capital markets (1.4%)
HDFC Asset Management Co., Ltd. (India)	7,000	327,504

		327,504
Construction and engineering (0.9%)
Gamuda Bhd (Malaysia)	208,600	198,592

		198,592
Construction materials (1.0%)
UltraTech Cement, Ltd. (India)	1,810	242,777

		242,777
Consumer finance (0.9%)
Bajaj Finance, Ltd. (India)	2,041	212,649

		212,649
Consumer staples distribution and retail (1.4%)
Shoprite Holdings, Ltd. (South Africa)	21,143	315,318

		315,318
Electronic equipment, instruments, and components (0.4%)
Elite Material Co., Ltd. (Taiwan)	5,000	83,746

		83,746
Entertainment (1.0%)
Sea, Ltd. ADR (Singapore)(NON)	1,700	221,833

		221,833
Financial services (1.5%)
Meritz Financial Group, Inc. (South Korea)	4,294	358,969

		358,969
Health care providers and services (1.1%)
Apollo Hospitals Enterprise, Ltd. (India)	3,386	261,513

		261,513
Hotels, restaurants, and leisure (3.9%)
Indian Hotels Co., Ltd. (India)	42,568	390,068
MakeMyTrip, Ltd. (India)(NON)	1,514	148,357
Meituan Class B (China)(NON)	10,000	201,225
Zomato, Ltd. (India)(NON)	71,594	168,181

		907,831
Household durables (0.7%)
Amber Enterprises India, Ltd. (India)(NON)	2,016	168,924

		168,924
Household products (0.2%)
Unilever Indonesia Tbk PT (Indonesia)	646,200	49,363

		49,363
Independent power and renewable electricity producers (1.6%)
NTPC, Ltd. (India)	91,977	382,398

		382,398
Interactive media and services (9.8%)
NAVER Corp. (South Korea)	1,704	222,685
Tencent Holdings, Ltd. (China)	32,300	2,063,838

		2,286,523
IT Services (2.0%)
Tata Consultancy Services, Ltd. (India)	10,832	455,665

		455,665
Machinery (0.8%)
HD Hyundai Heavy Industries Co., Ltd. (South Korea)(NON)	709	135,589
Hyundai Rotem Co., Ltd. (South Korea)	791	56,888

		192,477
Metals and mining (2.0%)
Zijin Mining Group Co., Ltd. Class H (China)	200,000	456,379

		456,379
Oil, gas, and consumable fuels (2.2%)
PetroChina Co., Ltd. Class H (China)	644,000	522,128

		522,128
Pharmaceuticals (1.0%)
Sun Pharmaceutical Industries, Ltd. (India)	11,423	231,484

		231,484
Professional services (0.6%)
Benefit Systems SA (Poland)	195	145,256

		145,256
Real estate management and development (2.4%)
Emaar Properties PJSC (United Arab Emirates)(NON)	83,991	304,176
Phoenix Mills, Ltd. (The) (India)	13,087	250,769

		554,945
Semiconductors and semiconductor equipment (13.3%)
MediaTek, Inc. (Taiwan)	13,000	560,306
SK Hynix, Inc. (South Korea)	2,328	310,336
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	79,000	2,224,876

		3,095,518
Specialty retail (0.6%)
JUMBO SA (Greece)	5,023	137,707

		137,707
Technology hardware, storage, and peripherals (4.2%)
Samsung Electronics Co., Ltd. (South Korea)	8,490	336,590
Xiaomi Corp. Class B (China)(NON)	99,600	630,242

		966,832
Textiles, apparel, and luxury goods (1.3%)
PRADA SpA (Italy)	44,500	309,592

		309,592
Transportation infrastructure (1.4%)
International Container Terminal Services, Inc. (Philippines)	53,320	330,775

		330,775
Water utilities (0.9%)
Cia de Saneamento Basico do Estado de Sao Paulo - SABESP (Brazil)	12,000	214,494

		214,494
Wireless telecommunication services (6.2%)
Bharti Airtel, Ltd. (India)	23,904	483,250
Etihad Etisalat Co. (Saudi Arabia)	19,591	318,587
Far EasTone Telecommunications Co., Ltd. (Taiwan)	69,000	192,222
TIM SA/Brazil (Brazil)	138,800	437,820

		1,431,879

Total common stocks (cost $16,266,100)		$21,901,099

INVESTMENT COMPANIES (4.1%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF	7,363	$397,381
Xtrackers Harvest CSI 300 China A-Shares ETF(S)	20,611	547,634

Total investment companies (cost $919,681)		$945,015

SHORT-TERM INVESTMENTS (4.1%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 4.56%(AFF)	504,125	$504,125
Putnam Short Term Investment Fund Class P 4.53%(AFF)	451,147	451,147

Total short-term investments (cost $955,272)		$955,272
TOTAL INVESTMENTS

Total investments (cost $18,141,053)		$23,801,386

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2025 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam VT Emerging Markets Equity Fund (the fund) is a non-diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.

	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $23,280,777.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/25
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$296,925	$2,973,070	$2,765,870	$4,141	$504,125
	Putnam Short Term Investment Fund Class P‡	937,774	2,130,845	2,617,472	9,726	451,147

	Total Short-term investments	$1,234,699	$5,103,915	$5,383,342	$13,867	$955,272
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $504,125 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $491,545.
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	26.7%
	India	21.5
	Taiwan	13.8
	South Korea	7.3
	United States	6.0
	Brazil	5.4
	Saudi Arabia	4.1
	United Arab Emirates	3.7
	Greece	1.8
	Indonesia	1.6
	Philippines	1.4
	South Africa	1.4
	Italy	1.3
	Mexico	1.2
	Singapore	1.0
	Malaysia	0.8
	Poland	0.6
	Argentina	0.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$978,240	$2,961,995	$—
Consumer discretionary	778,264	3,106,453	—
Consumer staples	49,363	315,318	—
Energy	—	522,128	—
Financials	1,629,605	3,746,882	—
Health care	—	492,997	—
Industrials	330,775	536,325	—
Information technology	—	4,601,761	—
Materials	—	699,156	—
Real estate	—	554,945	—
Utilities	214,494	382,398	—

Total common stocks	3,980,741	17,920,358	—
Investment companies	945,015	—	—
Short-term investments	—	955,272	—

Totals by level	$4,925,756	$18,875,630	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com